CONDENSED CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Dec. 22, 2020	Dec. 17, 2020	Oct. 13, 2020	Sep. 30, 2020	Dec. 31, 2019
Preferred stock, par value, (per share)	$ 0.00001			$ 0.00001
Common shares, par value, (per share)	$ 0.00001			$ 0.00001					$ 0.00001
Common shares, shares authorized	70,000,000			70,000,000					65,000,000
Common shares, shares issued	10,059,361			9,888,776					9,833,563
Common shares, shares outstanding	10,059,361			9,888,776					9,833,563
Shares Issued	42,383,516			42,383,516
Shares Outstanding	42,383,516			42,383,516					36,366,705
Seven Oaks Acquisition Corp
Preferred stock, par value, (per share)	$ 0.0001			$ 0.0001				$ 0.0001
Preferred stock, shares authorized	1,000,000			1,000,000				1,000,000
Preferred stock, shares issued	0			0				0
Preferred stock, shares outstanding	0			0
Shares Issued			25,875,000
Shares Outstanding				25,875,000
Seven Oaks Acquisition Corp | Over-allotment option
Price per share					$ 10.00
Class A Common Stock | Seven Oaks Acquisition Corp
Common shares, par value, (per share)	$ 0.0001			$ 0.0001				$ 0.0001
Common shares, shares authorized	380,000,000			380,000,000				380,000,000
Common shares, shares issued	25,875,000			25,875,000
Common shares, shares outstanding	25,875,000			25,875,000
Class A Common Stock Subject to Redemption | Seven Oaks Acquisition Corp
Common shares, shares outstanding				25,875,000
Temporary equity, share price	$ 10.00			$ 10.00
Shares Issued	25,875,000	25,875,000		25,875,000
Shares Outstanding	25,875,000			25,875,000
Class A Common Stock Not Subject to Redemption | Seven Oaks Acquisition Corp
Common shares, par value, (per share)	$ 0.0001			$ 0.0001
Common shares, shares authorized	380,000,000			380,000,000
Class B Common Stock | Seven Oaks Acquisition Corp
Common shares, par value, (per share)	$ 0.0001			$ 0.0001				$ 0.0001
Common shares, shares authorized	20,000,000			20,000,000				20,000,000
Common shares, shares issued	6,468,750			6,468,750			5,750,000
Common shares, shares outstanding	6,468,750			6,468,750		6,468,750		6,468,750
Common stock subject to redemption | Seven Oaks Acquisition Corp
Shares Outstanding				25,875,000	25,875,000